6 Staff costs (Details 2) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Staff Costs
Wages and salaries	£ 394	£ 656	£ 900
Defined contribution pension cost	24	42	39
Payments made to third parties	63	82	142
Social security contributions and similar taxes	29	72	77
Benefits in kind	16	2	3
Total	526	854	1,161
Share-based payment	(472)	(58)	(92)
Key management personnel compensation	£ 54	£ 796	£ 1,069